Capital disclosures and net debt - Disclosure of the net debt ratio (Details) $ in Millions		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about hedges [line items]
Finance debt		$ 59,547	$ 51,954
Less: fair value asset (liability) of hedges related to finance debta		(2,654)	(1,988)
Debt, net of hedging instruments		62,201	53,942
Less: cash and cash equivalents		39,204	33,030	$ 29,195	$ 30,681
Net debt		22,997	20,912
Equity	[1]	$ 78,318	$ 85,493	$ 82,990	$ 90,439
Gearing		0.227	0.197
Debt Hedges | Derivatives
Disclosure of detailed information about hedges [line items]
Financial liabilities at fair value through profit or loss		$ 166	$ 73

[1]	See Note 32 for further information.